As filed with the Securities and Exchange Commission on February 3, 2014

File Nos. 333-191710 and 811-22897

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 1

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 3
_____________________________________________________________________________________________
CONTEXT CAPITAL FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Megan Hadley Koehler
Atlantic Fund Services
Three Canal Plaza
Portland, ME 04101

Copies to:
Aisha J. Hunt
Dechert LLP
One Bush Street, Suite 1600
San Francisco, CA 94104

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (b)(1)
[   ]     60 days after filing pursuant to Rule 485, paragraph (a)(1)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(1)
[   ]     75 days after filing pursuant to Rule 485, paragraph (a)(2)
[   ]     on                                , pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 1 is filed for the sole purpose of submitting XBRL exhibits for the risk/return summary first provided in Pre-Effective Amendment No. 2 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bala Cynwyd and the State of Pennsylvania on February 3, 2014.

Context Capital Funds

/s/ Stephen J. Kneeley
Stephen J. Kneeley President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on February 3, 2014.

(a)	Principal Executive Officer

/s/ Stephen J. Kneeley
Stephen J. Kneeley
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Michael J. McKeen
Michael J. McKeen
Principal Financial Officer

(c)	A majority of the Trustees
/s/ Stephen J. Kneeley
Stephen J. Kneeley
John N. Culbertson, Jr., Trustee*
Christopher J. LaCroix, Trustee*
Paul D. Schaeffer, Trustee*
Stephen M. Wynne, Trustee*

By:	/s/ Megan Hadley Koehler
Megan Hadley Koehler
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Label Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase